Intangible assets, at cost, less accumulated amortization (Schedule of Acquired Finite-Lived Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Acquired Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	$ 7,840	$ 1,686
Accumulated amortization	(1,637)	(1,214)
Net amount	6,203	472
Franchise Rights [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	857	857
Weighted remaining average amortization period	3 months 18 days	1 year 3 months 18 days
Accumulated amortization	(815)	(689)
Net amount	42	168
Brand Name [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	274	274
Weighted remaining average amortization period	3 months 18 days	1 year 3 months 18 days
Accumulated amortization	(258)	(208)
Net amount	16	66
Customer Relations [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	6,562	408
Weighted remaining average amortization period	10 years	4 years 1 month 6 days
Accumulated amortization	(486)	(253)
Net amount	6,076	155
Licenses [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	147	147
Weighted remaining average amortization period	4 years 7 months 6 days	5 years 7 months 6 days
Accumulated amortization	(78)	(64)
Net amount	$ 69	$ 83